Fair Value Measurements - Warrants (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 16, 2021
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	$ 1,435	$ 1,365		$ 585	$ 2,090			$ 2,090	$ 27,460
Change in valuation inputs or other assumptions	(460)	1,045	[1]	390	320	[1]	$ (166,500)	(1,505)	(25,370)	$ (166,518)
Fair value, end of period	975	2,410		975	2,410		27,460	585	2,090	27,460
Warrant liability	975	2,410		975	2,410		27,460	585	2,090	27,460
Warrants
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Remaining maturity											5 years
Public Warrants
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	875	875		375	1,250			1,250	16,750
Change in valuation inputs or other assumptions	(250)	625		250	250			(875)	(15,500)
Fair value, end of period	625	1,500		625	1,500		16,750	375	1,250	16,750
Warrant liability	625	1,500		625	1,500		16,750	375	1,250	16,750
Private Placement Warrants
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	560	490		210	840			840	10,710
Change in valuation inputs or other assumptions	(210)	420		140	70			(630)	(9,870)
Fair value, end of period	350	910		350	910		10,710	210	840	10,710
Warrant liability	350	$ 910		350	910		$ 10,710	210	840	$ 10,710
Recurring Basis
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period				585	2,090			2,090
Fair value, end of period								585	2,090
Warrant liability								585	2,090
Recurring Basis | Level 1 | Public Warrants
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period				375	1,250			1,250
Fair value, end of period	625			625				375	1,250
Warrant liability	625			625				375	1,250
Recurring Basis | Level 3 | Private Placement Warrants
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period				210	$ 840			840
Fair value, end of period	350			350				210	840
Warrant liability	$ 350			$ 350				$ 210	$ 840

[1]	For the three and six months ended June 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.